Organization and Summary of Significant Accounting Policies - Pre-Tax Effects of the Peso Forward Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Pre-tax effects of the Mexican peso forward contracts
Realized gain (loss)	$ 1,140	$ (1,650)	$ (1,196)
Unrealized (loss) gain	(1,160)	2,010	(889)
Not Designated as Hedging Instrument | Other Income (Expense), Net
Pre-tax effects of the Mexican peso forward contracts
Realized gain (loss)	1,140	(1,650)	(1,196)
Unrealized (loss) gain	$ (1,160)	$ 2,010	$ (889)